Deferred tax - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) subsidiary	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total amount of tax attributes and deductible temporary differences	€ 1,179,000
Tax losses carried forward and deductible temporary differences	953,300	€ 688,700	€ 567,000
Amount of statutory tax losses carried forward for offset against future profits	374,100
Carried forward innovation income to be offset against future income	224,700	195,400	106,400
Deferred tax assets	€ 4,205	2,514	1,978
Number of subsidiaries operating on cost-plus basis | subsidiary	2
Expiry between 2020 and 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	€ 7,200
Belgium.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	307,700
Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment deduction	1,000	1,000	1,000
Innovation Income Deduction And Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment deduction	€ 225,700	€ 196,400	€ 107,400